Organization and Business Description (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019
Organization and Business Description [Line Items]
Contractual obligation amount
Revenue-producing assets	3,338,164
Accumulated depreciation	1,437,540
Property, plant and equipment owned net	1,900,624
UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		3,256,931
Accumulated depreciation		1,120,550
Property, plant and equipment net		2,136,381
Bakery Production Equipment [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	796,335
Bakery Production Equipment [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		755,667
Office Equipment and Furniture [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	180,441
Office Equipment and Furniture [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		160,475
Leasehold Improvements [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	$ 2,361,388
Leasehold Improvements [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		$ 2,340,789
Deen Global [Member]
Organization and Business Description [Line Items]
Percentage of equity interest				100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description [Line Items]
Percentage of equity interest			100.00%